INVESTMENTS IN NON-CONSOLIDATED COMPANIES	12 Months Ended
Dec. 31, 2017
Disclosure of interests in other entities [Abstract]
INVESTMENTS IN NON-CONSOLIDATED COMPANIES

	As of December 31,
	2017	2016

At the beginning of the year	418,379	250,412

Equity in earnings (losses) of non-consolidated companies	68,115	14,624
Other comprehensive income	(4,786)	39,077
Acquisition of additional shares (note 3)	—	114,449
Dividends from non-consolidated companies	(3,360)	(183)

At the end of the year	478,348	418,379

The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

			Voting rights at		Value at
Company	Country of incorporation	Main activity	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	34.39%	34.39%	466,299	411,134
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	6,862	3,444
Other non-consolidated companies (1)					5,187	3,801

					478,348	418,379

(1)	It includes the investment held in Finma S.A.I.F., Arhsa S.A., Techinst S.A., Recrotek S.R.L. de C.V. and Gas Industrial de Monterrey S.A. de C.V.

(a)	Usinas Siderurgicas de Minas Gerais S.A. – USIMINAS
Usiminas is a Brazilian producer of high quality flat steel products used in the energy, automotive and other industries.
As of December 31, 2017 and 2016, the value of the investment in Usiminas is comprised as follows:

	USIMINAS
Value of investment	As of December 31, 2017	As of December 31, 2016

At the beginning of the year	411,134	239,960
Share of results (1)	63,030	16,832
Other comprehensive income	(4,570)	39,893
Dividends	(3,295)	—
Acquisition of additional shares (note 3)	—	114,449

At the end of the year	466,299	411,134
(1) It includes the adjustment of the values associated to the purchase price allocation.

The investment in Usiminas is based in the following calculation:

Usiminas' shareholders' equity	4,164,086
Percentage of interest of the Company over shareholders' equity	20.47%

Interest of the Company over shareholders' equity	852,263

Purchase price allocation	78,688
Goodwill	314,218
Impairment	(778,870)

Total Investment in Usiminas	466,299

On February 8, 2018, Usiminas approved its annual accounts as of and for the year ended December 31, 2017, which state that revenues, net profit from continuing operations and shareholders’ equity amounted to USD 3,368 million, USD 100 million and USD 4,164 million, respectively.

	USIMINAS
Summarized balance sheet (in million USD)	As of December 31, 2017	As of December 31, 2016

Assets
Non-current	5,662	6,086
Current	1,494	1,277
Other current investments	164	472
Cash and cash equivalents	535	221

Total Assets	7,855	8,056

Liabilities
Non-current	637	753
Non-current borrowings	1,707	2,104
Current	622	517
Current borrowings	299	21

Total Liabilities	3,265	3,395

Non-controlling interest	426	508

Shareholders' equity	4,164	4,153

	USIMINAS
Summarized income statement (in million USD)	As of December 31, 2017	As of December 31, 2016

Net sales	3,368	2,443
Cost of sales	(2,854)	(2,292)
Gross Profit	514	151
Selling, general and administrative expenses	(206)	(180)
Other operating income (loss), net	(78)	(61)
Operating income	230	(90)
Financial expenses, net	(145)	(17)
Equity in earnings of associated companies	49	40
Profit (Loss) before income tax	134	(67)
Income tax benefit	(34)	(99)
Net profit (loss) before non-controlling interest	100	(166)
Non-controlling interest in other subsidiaries	(26)	(28)
Net profit (loss) for the year	74	(194)

(b)Techgen S.A. de C.V.
Techgen is a Mexican natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico. The company started producing energy on December 1st, 2016 and is fully operational. As of February 2017, Ternium, Tenaris, and Tecpetrol International S.A. (a wholly-owned subsidiary of San Faustin S.A., the controlling shareholder of both Ternium and Tenaris) completed their investments in Techgen. Techgen is currently owned 48% by Ternium, 30% by Tecpetrol and 22% by Tenaris. Ternium and Tenaris also agreed to enter into power supply and transportation agreements with Techgen, pursuant to which Ternium and Tenaris will contract 78% and 22%, respectively, of Techgen’s power capacity of 900 megawatts. During 2017 and 2016, Techgen’s shareholders made additional investments in Techgen, in the form of subordinated loans, which in the case of Ternium amounted to USD 23.9 million and USD 92.5 million, respectively which are due in June 2020.
For commitments from Ternium in connection with Techgen, see note 25.